Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Convertible and other loans with related parties	¥ 18,981	$ 2,673	¥ 113,012
Due from Related Party Noncurrent	¥ 0		¥ 3,840
Live.me [Member]
Ownership interest, subsequent to transaction	49.60%